Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ 21,899,554	$ 6,754,947
Adjustments to reconcile Net Income (Loss) to net cash provided by operating activities:
Provision for loan losses	14,133,331	30,702,268
Depreciation and amortization	2,340,844	2,449,636
Provision for (prepaid) deferred income taxes	27,192	(209,917)
Other	(492,867)	(112,613)
Decrease (increase) in miscellaneous other assets	(357,511)	505,882
Decrease in other liablities	2,477,613	(2,038,685)
Net Cash Provided by (Used in) Operating Activities	40,028,156	38,051,518
CASH FLOWS FROM INVESTING ACTIVITIES:
Loans originated or purchased	(267,632,255)	(191,954,686)
Loan liquidations	232,451,924	172,600,163
Purchases of marketable debt securities	(30,489,054)	(7,881,790)
Redemptions of marketable debt securities	7,715,000	3,355,000
Fixed asset additions, net	(1,716,411)	(1,330,021)
Fixed asset proceeds from sales	28,642	42,125
Net Cash Provided by (Used in) Investing Activities	(59,642,154)	(25,169,209)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase (decrease) in senior demand notes outstanding	8,435,649	7,174,786
Advances on credit line	80,103,086	84,231,820
Payments on credit line	(136,803,086)	(98,381,820)
Commercial paper issued	80,519,668	33,819,226
Commercial paper redeemed	(19,371,295)	(35,752,536)
Subordinated debt securities issued	3,857,543	2,689,883
Subordinated debt securities redeemed	(3,919,714)	(2,934,020)
Dividends / Distributions	(10,186,306)	(100,000)
Net Cash Provided by (Used in) Financing Activities	2,635,545	(9,252,661)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(16,978,453)	3,629,648
CASH AND CASH EQUIVALENTS, beginning	67,678,422	58,458,580
CASH AND CASH EQUIVALENTS, ending	50,699,969	62,088,228
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid during the period for Interest	11,166,819	10,682,860
Income Taxes Paid	1,677,638	0
Adoption of CECL Accounting Standard ASU 2016-13	$ 0	$ (2,158,161)